Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

The Company has been in the process of obtaining its 510k for DeltaWave. This requires a myriad of tests to prove to the FDA that the device is safe and effective. The company has diligently carried out these tests through independent testing labs. There have been no issues aside from a negative result on a cytotoxicity test due to incorrect procedures performed by a third-party lab. This roadblock has required the company to perform a retest. The company has failed the retest due to what is believed to be a faulty analysis by the testing company. The company believes they can narrow down the exact part of the device that is failing the test and quickly resolve this matter. They have committed to a new third party lab to redo the test and provide results within the next few weeks.  If the Company were to fail the next test it would re-apply for its 510K resulting in additional time and expense. The Company is reliant upon passing the required test and receiving its 510K in order to begin operations and acknowledges that there is the possibility of this not occurring.

NOTE 12 – COMMITMENTS AND CONTINGENCIES

The Company has been in the process of obtaining its 510k for DeltaWave. This requires a myriad of tests to prove to the FDA that the device is safe and effective. The company has diligently carried out these tests through independent testing labs. There have been no issues aside from a negative result on a cytotoxicity test due to incorrect procedures performed by a third-party lab. This roadblock has required the company to perform a retest. The company has failed the retest due to what is believed to be a faulty analysis by the testing company. The company believes they can narrow down the exact part of the device that is failing the test and quickly resolve this matter. They have committed to a new third party lab to redo the test and provide results within the next few weeks.  If the Company were to fail the next test it would re-apply for its 510K resulting in additional time and expense. The Company is reliant upon passing the required test and receiving its 510K in order to begin operations and acknowledges that there is the possibility of this not occurring.